Principal Street High Income Municipal Fund
Schedule of Investments
May 31, 2021 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 96.7%
ALASKA - 1.7%
Northern Tobacco Securitization Corp.
0.000%, 06/01/2046 (c)	$20,860,000	$4,345,753
ARIZONA - 1.9%
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.)
7.750%, 07/01/2050	1,600,000	1,789,119
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.)
6.750%, 07/01/2030	2,000,000	2,206,962
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	865,669
		4,861,750
CALIFORNIA - 7.0%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)
7.000%, 07/01/2022 (b)	1,000,000	650,000
7.500%, 07/01/2032	6,425,000	5,995,472
8.000%, 07/01/2039 (b)	3,845,000	2,499,250
7.500%, 12/01/2039 (b)	2,500,000	762,500
California Public Finance Authority, Series A
5.000%, 11/15/2046	250,000	279,540
5.000%, 11/15/2051	250,000	278,570
5.000%, 11/15/2056	250,000	277,024
CMFA Special Finance Agency I, Series A-2
4.000%, 04/01/2056	3,000,000	3,245,622
CSCDA Community Improvement Authority, Series A-2
4.000%, 07/01/2056	1,500,000	1,617,242
Independent Cities Finance Authority
4.000%, 06/01/2046	900,000	1,044,217
State of California
5.000%, 09/01/2041	1,000,000	1,313,519
		17,962,956
COLORADO - 2.5%
Aspen Street Metropolitan District, Series A
5.125%, 12/01/2050	1,075,000	1,103,663
Cielo Metropolitan District
5.250%, 12/01/2050	1,000,000	1,021,388
Peak Metropolitan District # 1, Series A
5.000%, 12/01/2041	500,000	555,284
Pueblo Urban Renewal Authority, Series A
4.750%, 12/01/2045	1,000,000	1,131,821
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,261,794
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,216,604
		6,290,554

FLORIDA - 7.6%
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare) (b)
10.000%, 04/30/2022	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	555,215
6.750%, 10/01/2037	1,290,000	656,369
7.000%, 10/01/2040	1,525,000	775,303
7.000%, 10/01/2049	1,700,000	863,764
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	48,000
7.125%, 12/01/2050	2,000,000	640,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,500,000	762,500
Florida Development Finance Corp.
(Obligor: Virgin Trains USA) (a)
7.375%, 01/01/2049	3,000,000	3,257,211
(Obligor: Glenridge Palmer Ranch)
5.000%, 06/01/2051	1,400,000	1,605,794
Highlands County Health Facilities Authority
(Obligor: Trousdale Foundation Obligation Group) (b)
6.250%, 04/01/2049	2,500,000	1,203,814
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, 01/01/2052	2,700,000	2,485,684
Seminole County Industrial Development Authority, Series A
(Obligor: CCRC Development)
5.500%, 11/15/2049	3,150,000	3,259,604
		19,513,258
ILLINOIS - 3.2%
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
5.500%, 12/01/2052	1,330,000	13
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	52,460
(Obligor: Roosevelt University)
6.125%, 04/01/2058	2,500,000	3,031,622
Northern Illinois University
(Obligor: Northern Illinois University)
4.000%, 10/01/2036	1,100,000	1,302,655
4.000%, 10/01/2037	1,100,000	1,299,734
4.000%, 10/01/2039	425,000	499,599
4.000%, 10/01/2040	800,000	939,097
4.000%, 10/01/2041	800,000	937,933
		8,063,113
INDIANA - 2.6%
Indiana Finance Authority
(Obligor: RES Polyflow Indiana) (a)
7.000%, 03/01/2039	5,560,000	5,285,173
Indiana Finance Authority, Series A
5.000%, 06/01/2041	420,000	464,890
5.000%, 06/01/2051	700,000	762,607
		6,512,670

KENTUCKY - 3.8%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC)
8.500%, 06/01/2040	8,875,000	9,823,404
LOUISIANA - 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority
4.000%, 11/01/2046	3,000,000	3,178,653
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	1,087,755
5.250%, 06/01/2051	1,000,000	1,095,265
5.250%, 06/01/2060	1,500,000	1,630,056
		6,991,729
MICHIGAN - 0.5%
Michigan Finance Authority
5.000%, 06/01/2049	1,000,000	1,212,069
MISSISSIPPI - 1.7%
Tunica County
6.000%, 10/01/2040	4,150,000	4,396,254
NEW JERSEY - 0.4%
New Jersey Transportation Trust Fund Authority
4.000%, 06/15/2036	750,000	891,759
NEW YORK - 3.8%
Monroe County Industrial Development Corp., Series A
(Obligor: University of Rochester)
4.000%, 07/01/2050	3,175,000	3,727,153
New York Transportation Development Corp.
(Obligor: Empire State Thruway Partners) (a)
4.000%, 10/31/2046	1,000,000	1,149,544
Tender Option Bond Trust Receipts, Series 2021
12.127%, 03/01/2047 (e)	2,000,000	3,481,411
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	550,829
5.250%, 09/15/2053	695,000	691,727
		9,600,664
NORTH CAROLINA - 1.8%
Charlotte Airport Revenue, Series B
4.000%, 07/01/2051 (a)	1,500,000	1,770,107
North Carolina Medical Care Commission, Series A
4.000%, 03/01/2051	2,750,000	2,951,545
		4,721,652

OHIO - 1.2%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	2,600,000	2,945,157
OKLAHOMA - 3.5%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,200,000	8,151,582
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	849,123
		9,000,705
OREGON - 1.8%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	6,050,000	1,300,750
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	12,500,000	2,687,500
Oregon Business Development Commission, Series 248-G
0.000%, 04/01/2037 (a) (c) (e)	3,200,000	688,354
		4,676,604
PENNSYLVANIA - 3.0%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a) (e)
9.000%, 04/01/2051	4,000,000	4,454,886
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,740,500
6.750%, 12/01/2053	2,650,000	1,563,500
		7,758,886
PUERTO RICO - 6.1%
Children's Trust Fund
0.000%, 05/15/2057 (c)	40,000,000	2,669,528
Children's Trust Fund, Series B
0.000%, 05/15/2057 (c)	40,000,000	2,094,004
Puerto Rico Highway & Transportation Authority, Series E
5.750%, 07/01/2024 (b)	75,000	38,344
Puerto Rico Highway & Transportation Authority, Series G
5.000%, 07/01/2028 (b)	125,000	63,906
5.000%, 07/01/2033 (b)	2,045,000	1,045,506
5.000%, 07/01/2042 (b)	2,305,000	1,178,431
Puerto Rico Highway & Transportation Authority, Series H
5.000%, 07/01/2022 (b)	50,000	25,562
5.000%, 07/01/2023 (b)	110,000	56,238
5.450%, 07/01/2035 (b)	235,000	120,143
Puerto Rico Highway & Transportation Authority, Series J
4.700%, 07/01/2022 (b)	85,000	43,456
4.800%, 07/01/2024 (b)	145,000	74,131
Puerto Rico Highway & Transportation Authority, Series K
4.300%, 04/15/2022 (b)	100,000	50,875
5.000%, 04/15/2022 (b)	260,000	132,275
5.000%, 07/01/2022 (b)	55,000	28,119
5.000%, 07/01/2030 (b)	2,270,000	1,160,538
Puerto Rico Highway & Transportation Authority, Series M
4.125%, 04/15/2022 (b)	130,000	66,138
4.250%, 07/01/2023 (b)	95,000	48,569
5.000%, 07/01/2025 (b)	355,000	181,494
5.000%, 07/01/2026 (b)	565,000	288,856
5.000%, 07/01/2027 (b)	215,000	109,919
5.000%, 07/01/2037 (b)	2,925,000	1,495,406
5.000%, 07/01/2046 (b)	4,735,000	2,420,769
Puerto Rico Highway & Transportation Authority, Series N
5.500%, 07/01/2022 (b)	85,000	43,456
5.500%, 07/01/2023 (b)	400,000	204,500
5.500%, 07/01/2024 (b)	4,000,000	2,045,000
		15,685,163

SOUTH CAROLINA - 3.3%
City of Hardeeville
4.000%, 05/01/2052	1,100,000	1,094,162
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a) (b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)
7.000%, 11/01/2038	1,500,000	1,336,836
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	3,368,669
(Obligor: CR River Park)
7.750%, 10/01/2057	2,200,000	2,223,001
		8,422,668
TENNESSEE - 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group) (b)
7.500%, 04/01/2049	1,140,000	456,000
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	3,043,321
		3,499,321
TEXAS - 17.1%
Angelina & Neches River Authority
7.500%, 12/01/2045	9,900,000	10,054,207
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	5,247,719
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,500,000	4,081,559
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	2,750,000	2,980,126
8.500%, 03/01/2039	700,000	704,960
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	1,032,937
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,553,676
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	7,780,000	8,591,143
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community) (b)
5.750%, 11/15/2037	2,275,000	1,023,750
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	5,742,512
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home)
6.375%, 02/15/2041	550,000	449,977
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	261,867
		43,724,433

UTAH - 1.1%
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	917,205
5.500%, 07/15/2047	1,460,000	1,479,687
Utah Charter School Finance Authority, Series B
6.625%, 07/15/2047	300,000	304,041
		2,700,933
WEST VIRGINIA - 3.3%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)
8.750%, 02/01/2036	1,000,000	1,061,699
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	7,280,139
		8,341,838
WISCONSIN - 13.7%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communities)
7.000%, 07/01/2043	505,000	489,539
7.500%, 07/01/2053	1,000,000	999,900
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.750%, 05/01/2054	5,850,000	5,980,137
Wisconsin Public Finance Authority, Series A
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	400,000	412,195
(Obligor: Austin FBO LLC) (a)
7.050%, 09/01/2046	9,250,000	9,716,811
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,715,864
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital)
7.375%, 01/01/2050	12,425,000	12,586,874
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a) (b)
7.125%, 06/01/2041	2,980,000	3,179,625
		35,080,945
Total Municipal Bonds
(Cost $259,245,918)		247,024,238

CORPORATE BONDS - 5.7%
Hilltop Lodge Cooperative Corp.
12.000%, 08/01/2021 (d)	6,600,000	6,604,125
12.000%, 08/01/2021 (d)	7,850,000	7,854,906
Total Corporate Bonds
(Cost $14,450,000)		14,459,031

SHORT-TERM INVESTMENT - 2.3%	Shares
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01% ^
Total Short-Term Investment
(Cost $5,899,091)	5,899,681	5,899,091

Total Investments - 104.7%
(Cost $279,595,009)		267,382,360
Liabilities in Excess of Other Assets - (4.7%)		(11,963,332)
Total Net Assets - 100.0%		$255,419,028

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2021, the total value of securities subject to the AMT was $82,266,633 or 32.2% of net assets.
(b)	Security in default at May 31, 2021.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
(d)
Security is considered illiquid and is categorized in Level 2 of the fair value hierarchy. These Level 2 illiquid securities have a total fair value of $14,459,031, which represents 5.7% of total net assets. Information concerning these illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis
Hilltop Lodge Cooperative Corp.. 12.000%, 08/01/2021	$ 6,600,000	March 2020	$ 6,600,000
Hilltop Lodge Cooperative Corp., 12.000%, 08/01/2021	7,850,000	February 2020	7,850,000

(e)	Adjustable rate security.

^	The rate shown is the annualized seven day effective yield as of May 31, 2021.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2021, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$247,024,238	$-	$247,024,238
Corporate Bonds	-	14,459,031	-	14,459,031
Short-Term Investment	5,899,091	-	-	5,899,091
Total Investments in Securities	$5,899,091	$261,483,269	$-	$267,382,360

Refer to the Schedule of Investments for further information on the classification of investments.